FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Ronald Sadoff      Milwaukee, Wisconsin     10/16/08
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            39

Form 13F Information Table Value Total:   $   132,052
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        SADOFF INVESTMENT MANAGEMENT LLC
                                    FORM 13F
                                    30-Sep-08

             COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER             CLASS        CUSIP     (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED OTHER
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
BERKSHIRE HATHAWAY INC CL A         COM         084670108      261         2  SH           Sole                     2
C.R. BARD INC                       COM         067383109   14,783   155,828  SH           Sole               155,828
CISCO SYSTEMS INC                   COM         17275R102    7,261   321,870  SH           Sole               321,870
EXXON MOBIL CORP                    COM         30231G102      601     7,736  SH           Sole                 7,736
GENERAL MILLS                       COM         370334104   14,703   213,954  SH           Sole               213,954
IBM                                 COM         459200101    7,387    63,160  SH           Sole                63,160
JOHNSON & JOHNSON                   COM         478160104      343     4,956  SH           Sole                 4,956
JUNIPER NETWORKS                    COM         48203R104    5,704   270,700  SH           Sole               270,700
KELLOGG CO                          COM         487836108   16,174   288,308  SH           Sole               288,308
MCCORMICK & CO                      COM         579780206   10,476   272,462  SH           Sole               272,462
MICROSOFT                           COM         594918104   10,558   395,595  SH           Sole               395,595
ORACLE CORP                         COM         68389X105    6,423   316,238  SH           Sole               316,238
PEPSICO INCORPORATED                COM         713448108      229     3,215  SH           Sole                 3,215
PROCTER & GAMBLE                    COM         742718109      331     4,745  SH           Sole                 4,745
SMUCKERS JM                         COM         832696405    3,509    69,233  SH           Sole                69,233
ST JUDE MEDICAL                     COM         790849103   10,238   235,415  SH           Sole               235,415
VARIAN MEDICAL                      COM         92220P105    6,710   117,450  SH           Sole               117,450
WRIGLEY WM JR CO                    COM         982526105    6,445    81,170  SH           Sole                81,170
WRIGLEY WM JR CO CLASS B CONVE      COM         982526204    1,090    13,797  SH           Sole                13,797
BLACKROCK MUNIYIELD INSURED         COM         09254E103      190    18,546  SH           Sole                18,546
EATON VANCE INSURED MUNI            COM         27827X101      551    49,463  SH           Sole                49,463
EXELON CORPORATION                  COM         30161N101      511     8,163  SH           Sole                 8,163
INTEGRYS ENERGY                     COM         45822P105      279     5,578  SH           Sole                 5,578
ISHARES S&P NATIONAL MUNI BD        COM         464288414      226     2,325  SH           Sole                 2,325
MORGAN STANLEY INSURED MUNI         COM         61745P866      532    50,750  SH           Sole                50,750
MS INSURED MUNI INCOME              COM         61745P791      519    46,950  SH           Sole                46,950
MS QUALITY MUNI INCOME              COM         61745P734      297    31,050  SH           Sole                31,050
NUVEEN INSD DIVID ADVANTAGE MU      COM         67071L106      731    68,000  SH           Sole                68,000
NUVEEN INSURED MUNI OPPORTUNIT      COM         670984103      533    50,296  SH           Sole                50,296
NUVEEN INSURED PREMIUM MUNI         COM         6706D8104      736    76,009  SH           Sole                76,009
NUVEEN INSURED QUALITY MUNI         COM         67062N103      325    30,350  SH           Sole                30,350
PROGRESS ENERGY                     COM         743263105      709    16,439  SH           Sole                16,439
SOUTHERN CO COM                     COM         842587107      547    14,504  SH           Sole                14,504
WISCONSIN ENERGY                    COM         976657106      590    13,142  SH           Sole                13,142
LOOMIS SAYLES BOND RET FD           COM         543495832      160    13,482  SH           Sole                13,482
PIMCO REAL RETURN INSTL             COM         693391104      168    16,057  SH           Sole                16,057
PIMCO TOTAL RETURN INSTL            COM         693390700      383    37,302  SH           Sole                37,302
T ROWE PRICE PERSONAL STRAT IN      COM         779906106      482    43,103  SH           Sole                43,103
T. ROWE PRICE GLOBAL STOCK          COM         77956H856      357    20,367  SH           Sole                20,367